CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Warrants issued for payment of dividend	12,875,093
Warrants for payment of dividends on common stock, fair market value (in dollars)	$ 6,700,000
Warrants for payment of dividends on MHR Exchangeco Corporation	378,174
Warrants for payment of dividends on exchangeable shares, fair market value (in dollars)	$ 197,000
Warrants issued for replacement	138,388